Schedule of recognized comprehensive loss (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of right of use assets	£ 196,577	£ 196,576
Interest on lease liabilities	260,206	254,653	£ 292,062
Total	£ 456,783	£ 451,229